Annual Total Returns- Janus Henderson Global Income Managed Volatility Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Income Managed Volatility Fund - Class D	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.90%	20.72%	(0.99%)	7.78%	5.64%	16.17%	(2.79%)	16.34%	2.63%